STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)																			3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 26, 2022	Mar. 15, 2022	Feb. 14, 2022	Dec. 22, 2021	Dec. 21, 2021	Dec. 21, 2021	Sep. 29, 2021	May 18, 2021	Jan. 13, 2021	Oct. 01, 2020	Sep. 25, 2020	Sep. 02, 2020	Aug. 03, 2020	Jul. 31, 2020	Jul. 28, 2020	Jun. 08, 2020	Apr. 06, 2020	Jan. 09, 2020	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 02, 2021	May 31, 2021	Dec. 31, 2019
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized																			25,000,000		25,000,000		25,000,000	25,000,000
Preferred stock, par value per share																			$ 0.001		$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares issued																			0		0		0	0
Preferred stock, shares outstanding																			0		0		0	0
Common Stock, Shares Authorized																			20,000,000		20,000,000		20,000,000	20,000,000
Common Stock, Par or Stated Value Per Share																			$ 0.001		$ 0.001		$ 0.001	$ 0.001
Stockholders' Equity Note, Changes in Capital Structure, Subsequent Changes to Number of Common Shares																					2,722,070
Common Stock, Shares, Outstanding																			2,722,070		2,722,070		2,702,070	2,395,330
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Exercised																					20,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross																					26,664		102,166	89,333
Gross proceeds from sale of equity																					$ 5,000,000
Restricted stock award net of forfeitures																					$ 295,750
Class of Warrant or Right, Outstanding																			1,397,948		1,397,948		809,636
Class of Warrant or Right, Exercise Price of Warrants or Rights													$ 20.63
Fair Value Adjustment of Warrants						$ 4,299,649																	$ 4,447,982
Salary and Wage, NonOfficer, Excluding Cost of Good and Service Sold																			$ 330,221	$ 517,192	$ 2,147,967	2,084,430	2,887,309	$ 915,210
Professional Fees																			303,574	460,378	1,721,479	1,445,004	$ 2,269,756	1,153,731
Class of Warrant or Right, Number of Securities Called by Warrants or Rights													15,300										16,666
Share-based payment arrangement, expense																			271,517	$ 64,074	1,664,191	$ 626,449	$ 865,111	1,833,292
Unrecognized compensation cost, non vested																			$ 1,323,100		$ 1,323,100
Unrecognized compensation, weighted average period																					1 year 8 months 15 days
Stock Issued During Period, Shares, New Issues				306,740												1,334	10,667	8,334
Stock Issued During Period, Value, New Issues																$ 20,200	$ 161,600	$ 126,250						$ 6,275,164
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period																	334							16,937
Stock Issued During Period, Value, Issued for Services																								$ 237,500
Stock Issued During Period, Value, Acquisitions																							7,774,000	12,500,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period													307,333
Shares Issued, Price Per Share													$ 18.75
Sale of Stock, Description of Transaction													In consideration for services rendered as the placement agent in the private placement, the Company paid Univest Securities LLC cash commissions totaling $460,999, or 8% of the gross proceeds of the private placement closing, a 1% non-accountable expense allowance totaling $57,625, and the $31,250 balance (of a total of $37,500) due to the placement agent in advisory fees
Warrants and Rights Outstanding, Term													5 years
[custom:WarrntsExercisedOnCashlessBasis-0]													$ 100
Proceeds from Issuance of Common Stock																								$ 6,275,164
[custom:AggregateProRataUnits-0]					55,463	55,463
Restricted Stock or Unit Expense																							$ 33,333
Second Tranche [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues											66,014
Stock Issued During Period, Value, New Issues											$ 1,237,760
Proceeds from Issuance of Common Stock											1,116,566
Soma Acquisition [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Acquisitions														666,667
Stock Issued During Period, Value, Acquisitions														$ 12,500,000
Common Stock Conversion Debt [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities															4,271
Common Stock Conversion Dbebt [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Value, Conversion of Convertible Securities															$ 59,453
New Class C Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
[custom:WarrantsExercisableTerm]																					5 years		5 years
Class A Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																										1,999
Other Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																							$ 20.85
[custom:WarrantsExercisableTerm]																							4 years 8 months 26 days
Fair Value Adjustment of Warrants																							$ 368,287
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																							15,330
Unit Purchase Agreement [Member] | New Class C Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 33.75	$ 33.75													$ 33.75		$ 33.75
[custom:WarrantsExercisableTerm]					5 years																5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					457,142	457,142													557,328		557,328
Unit Purchase Agreement [Member] | Class A Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																							$ 46.92
[custom:WarrantsExercisableTerm]																							5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																							31,332			1,999
Unit Purchase Agreement [Member] | Class B Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																							$ 75.00
[custom:WarrantsExercisableTerm]																							5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																							31,332			1,999
Unit Purchase Agreement [Member] | Class C Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 33.75
[custom:WarrantsExercisableTerm]							5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																									13,186
[custom:AggregateProRataUnits-0]							72,598
Consulting Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 20.63
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										2,424
Stock Issued During Period, Shares, Issued for Services										1,334
Shares Issued, Price Per Share										$ 18.75
Exchage Agreement [Member] | New Class C Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 33.75	$ 33.75
[custom:AggregateProRataUnits-0]					110,932	110,932
Univest Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 26.25
[custom:WarrantsExercisableTerm]																					5 years
Fair Value Adjustment of Warrants																					$ 1,281,854
Warrants and Rights Outstanding	$ 15,423
Salary and Wage, NonOfficer, Excluding Cost of Good and Service Sold																					769,113
Professional Fees																					$ 512,471
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues																								373,347
Stock Issued During Period, Value, New Issues																								$ 373
Stock Issued During Period, Shares, Issued for Services																								14,335
Stock Issued During Period, Value, Issued for Services																								$ 14
Stock Issued During Period, Shares, Acquisitions																							306,740	666,667
Stock Issued During Period, Value, Acquisitions																							$ 307	$ 667
Common Stock [Member] | Somahlution Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Acquisitions														666,667
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Outstanding																			1,397,948		1,397,948		809,636	226,232			7,574
Fair Value Adjustment of Warrants											253,749
Warrant [Member] | Somahlution Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights														$ 75.00
Fair Value Adjustment of Warrants														$ 1,200,000
Stock Issued During Period, Shares, Acquisitions														199,992
Fair market value of warrant per share														$ 6.00
Warrant One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Fair Value Adjustment of Warrants											$ 152,249
Class of Warrant or Right, Number of Securities Called by Warrants or Rights											11,200
Warrant One [Member] | Somahlution Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and Rights Outstanding, Term											5 years
Warrant Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Fair Value Adjustment of Warrants											$ 101,500
Class of Warrant or Right, Number of Securities Called by Warrants or Rights											7,466
Fair market value of warrant per share											$ 13.59
Two Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 20.63
Warrants and Rights Outstanding, Term											5 years
Director [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross																					26,664		59,998
Bradely Richmond [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Exercised		20,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted			20,000
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.15
[custom:WarrantsExercisableTerm]																					5 years
Fair Value Adjustment of Warrants																					$ 568,677
Warrants and Rights Outstanding	$ 23,135
Bradely Richmond [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted			20,000
Bradely Richmond [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Granted	38,558
Consultant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Issued for Services															1,334		1,000
Stock Issued During Period, Value, Issued for Services															$ 25,000		$ 15,150
Bruce Harmon [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross												2,667
Directors Senior Officers And Consultants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Restricted stock award net of forfeitures
Stock Issued During Period, Shares, Restricted Stock Award, Net of Forfeitures																							23,333
Stock Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Additional Shares Authorized								353,333	353,333
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant																			91,615		91,615		109,946